Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Heliogen, Inc. [Member]
Warrants (Tables) [Line Items]
Schedule of Warrants Measured at Fair Value

The Company’s Public and Private Warrants are measured at fair value on a recurring basis summarized in the following table by fair value measurement level:

$ in thousands	Level	June 30, 2025	December 31, 2024
Liabilities:
Public Warrants (1)	1	$50	$34
Private Warrants (1)	2	1	1
(1)	Included in other long-term liabilities on the consolidated balance sheets.

Private Warrants. The fair value of the Private Warrants approximates the fair value of the Public Warrants due to the existence of similar redemption provisions. As a result, the Company has determined that the fair value of the Private Warrants at a specific date would be similar to that of the Public Warrants, and thus the fair value is determined by using the closing price of the Public Warrants, which was $0.006 as of June 30, 2025.

The Company’s assets and liabilities measured at fair value on a recurring basis are summarized in the following table by fair value measurement level:

		December 31,
$ in thousands	Level	2024	2023
Assets:
Investments	1	$—	$12,386
Liabilities:
Public Warrants(1)	1	$34	$97
Private Warrants(1)	2	1	3
(1)	Included in other long-term liabilities on the consolidated balance sheets.